Capital and Reserves (Tables)	12 Months Ended
Jul. 31, 2018
Capital And Reserves
Disclosure of Information About Stock Option Activity

Number of options with an exercise price of $0.45	Year ended July 31,
	2018	2017	2016
Options outstanding at beginning of year	–	76,800	82,800
Forfeited during the year	–	–	(6,000
Expired during the year	–	(76,800)	–
Options outstanding and exercisable at the end of year	–	–	76,800